13. Agreement with Greenome	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Agreement With Greenome
13. Agreement with Greenome

Greenome Share Exchange Agreement

On May 6, 2014, the Company entered into a Share Exchange Agreement (“SEA”) with Greenome and agreed to sell to Greenome 80% of the Company’s outstanding common stock for a purchase price of $400,000. The SEA required that both Greenome and the Company meet certain conditions in order for a closing to take place. The SEA also required Greenome to make certain advance payments to the Company prior to the closing which were refundable under certain circumstances. Both parties eventually became aware that the closing conditions would be difficult to meet, and on September 19, 2014, the Company entered into a Financing Agreement with Greenome which also terminated the SEA.

On May 30, 2014, on behalf of Greenome, the Company entered into a stock purchase transaction with a significant shareholder for the purchase of 9,669,575 shares of the Company’s common stock. Per the agreement, the Company was to receive funds as indicated above from Greenome, and remit a portion of those funds totaling $125,000 to the shareholder in the following tranches: $25,000 upon the signing of the agreement with the shareholder, $25,000 within ten days of the shares being turned over to an escrow agent, and $75,000 when the Company receives the final payment of $175,000 from Greenome as part of the SEA described above. In turn, the shareholder was to submit to an escrow agent, shares of its common stock totaling 9,669,575 shares. These shares were to be released to Greenome after the second tranche of $25,000 was paid to the shareholder on a pro-rata basis. If the closing did not take place by December 31, 2014 and the final $75,000 payment to the shareholder was not made, the Company would return to the shareholder 5,769,231 common shares held by the transfer agent. The first payment had been made to the shareholder. The SEA was terminated per above; however, the terms of the agreement were effectively transferred from Greenome to Sky Rover per the Sky Rover SPA (Note 3). In October 2014 the second $25,000 payment was made by Sky Rover and a portion of the shares were released by the transfer agent.

Greenome Financing Agreement

On September 19, 2014, the Company entered into a financing agreement with Greenome, whereby the Company agreed to raise up to $3.0 million through a private placement memorandum then loan these funds to a subsidiary of Greenome under a promissory note bearing interest at the rate of 10% per annum. The note would mature twelve months from its inception and be secured by the assets of Greenome. No funds have been raised to date.

In connection with the closing of the Sky Rover SPA, Greenome received 2,000,000 of the Company’s common shares as directed by Sky Rover and all obligations between the Company and Greenome, outside any future financing with Greenome, were deemed satisfied.

Greenome Share Exchange Agreement

On May 6, 2014, we entered into a Share Exchange Agreement (“SEA”) with Greenome under which we agreed to sell to Greenome 80% of our outstanding common stock at a purchase price of $400,000, $175,000 of which was payable at the closing. The SEA required that both Greenome and our Company meet certain conditions in order for a closing to take place. The SEA also required Greenome to make certain advance payments to us prior to the closing which were refundable under certain circumstances. Both parties eventually became aware that the closing conditions would be difficult to meet, and on September 19, 2014, we entered into a Financing Agreement with Greenome which also terminated the SEA.

On May 30, 2014, on behalf of Greenome, we entered into a stock purchase transaction with a significant shareholder for the purchase of 9,669,575 shares of our common stock. Per the agreement, we were to receive funds as indicated above from Greenome, and remit a portion of those funds totaling $125,000 to the shareholder in the following tranches: $25,000 upon the signing of the agreement with the shareholder, $25,000 within ten days of the shares being turned over to an escrow agent, and $75,000 when the Company receives the final payment of $175,000 from Greenome as part of the SEA described above. In turn, the shareholder was to submit to an escrow agent, shares of our common stock totaling 9,669,575 shares.

Greenome Financing Agreement

Under the September 19, 2014 Financing Agreement, we agreed to raise up to $3.0 million through a private placement memorandum (“PPM”) and loan these funds to a subsidiary of Greenome (the “Greenome Sub”) under a promissory note bearing interest at the rate of 10% per annum (the “Greenome Loan”). The promissory note will mature twelve months from its inception and will be secured by the assets of the Greenome Sub.

Greenome has already made $180,000 in advance payments to us under the SEA. The first $150,000 of the Greenome Loan proceeds will count towards the repayment of the amount advanced us by Greenome with the remainder of the advances forgiven. If the private placement is unsuccessful, the $150,000 will be formalized into a note payable. Accordingly, the Company has maintained the advanced amounts in accrued expenses and deposits in the accompanying balance sheets, which also includes advances from Sky Rover as noted below.

Sky Rover Stock Purchase Agreement

On September 19, 2014 we entered into the Sky Rover SPA under which we agreed to sell to Sky Rover 80% of our outstanding common stock at a purchase price of $400,000. Sky Rover is in the business of marketing, promoting, and selling of an E-Gold coin (the “EGD”), a type of cryptoasset created by Sky Rover, which is marketed to consumers and merchants. Under the agreement, Sky Rover will acquire 30,600,000 shares of our common stock, which will equal exactly 80% of the outstanding shares, for a purchase price of $400,000. $345,000 of the purchase price was received as of December 31, 2014 and included in accrued expenses and deposits in the accompanying balance sheet due to the possibility the Company will have to repay such amounts if the Company does not meet specific conditions as part of the SPA which are described below. The remaining purchase price was received subsequent to year end. Our Company’s conditions include the mitigation of certain of our debt and the restructure of our notes payable with the following features:

•	New interest rates of no greater than 10% per annum
•	New maturity dates no earlier than August 1, 2015
•	A forced conversion into free-trading shares of our common stock at any time our common stock has a closing bid price per share of $1.00 or more for 20 consecutive trading days after the closing as defined in the SPA

For their part, Sky Rover’s only condition to close is that they have made the applicable payments required under the SPA. The transaction was to close no later than no later than December 31, 2014; however, the two parties verbally agreed to extend the deadline as needed in order to achieve the responsibilities of each party. On February 17, 2015, the agreement was amended for additional requirements.

The Parties have cooperated and agreed to a proposed business model where if the closing conditions to the Agreement have been met, the Company shall establish four subsidiaries. The first subsidiary will market the IP Technology as defined below. The second subsidiary will operate an Online Store and various merchants that sell goods and services to consumers, and gives Rewarded EGD (as defined below) to consumers as part of a loyalty program. The third subsidiary will be a foreign company that will sell 4,000,000 E-Gold (“EGD”) to foreign individuals and entities. The fourth subsidiary will continue to sell the Company’s current energy drinks while participating in giving away Rewarded EGD as well. The Company itself will provide marketing services to merchants that want to establish loyalty program(s) with its customers (the “Proposed Business Model”). If we do not meet the conditions imposed on us by the agreement, we will be obligated to repay Sky Rover for monies received from them (50% in cash and 50% in common stock valued at $0.20 per share). If Sky Rover does not meet their condition, no monies received from them will need to be repaid.